SHARE CAPITAL - Summary of Options Outstanding (Detail)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 shares $ / shares	Sep. 30, 2021 shares $ / shares
Restricted stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance at January 1, 2021 | shares	1,914,981
Number of Stock Options, Granted | shares	338,059	2,253,040
Number of Stock Options, Balance at September 30, 2021 | shares	2,253,040	2,253,040
Weighted Average Exercise Price, Balance at January 1, 2021 | $ / shares	$ 2.24
Weighted Average Exercise Price, Granted | $ / shares	1.52	2.13
Weighted Average Exercise Price, Balance at September 30, 2021 | $ / shares	$ 2.13	$ 2.13
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance at January 1, 2021 | shares	5,396,145	2,923,770
Number of Stock Options, Granted | shares	693,809	3,316,195
Number of Stock Options, Exercised | shares		(19,568)
Number of Stock Options, Expired | shares	(75,164)	(84,974)
Number of Stock Options, Cancelled/ forfeited | shares	(231,500)	(352,133)
Number of Stock Options, Balance at September 30, 2021 | shares	5,783,290	5,783,290
Weighted Average Exercise Price, Balance at January 1, 2021 | $ / shares	$ 1.93	$ 1.76
Weighted Average Exercise Price, Granted | $ / shares	1.58	1.99
Weighted Average Exercise Price, Exercised | $ / shares		0.73
Weighted Average Exercise Price, Expired | $ / shares	3.58	3.58
Weighted Average Exercise Price, Cancelled/ forfeited | $ / shares	1.85	1.71
Weighted Average Exercise Price, Balance at September 30, 2021 | $ / shares	$ 1.87	$ 1.87